PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost		$ 131,729	$ 122,811
Less - accumulated depreciation	[1]	(86,131)	(87,159)
Total property and equipment, net		45,598	35,652	$ 37,653
Operating equipment, amount subject to lease transactions		38,100	25,500
Accumulated depreciation and amortization subject to lease transactions		22,600	13,500
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	56,070	43,751
Office furniture, equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		49,629	51,788
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,667	1,728
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		5,492	5,818
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		9,829	9,976
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 9,042	$ 9,750

[1]	As of December 31, 2022, and 2021, an amount of US$ 22.6 million and US$ 13.5 million is subject to operating lease transactions, respectively.
[2]	As of December 31, 2022, and 2021, an amount of US$ 38.1 million and US$ 25.5 million is subject to operating lease transactions, respectively.